FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instrument assets recorded at fair value (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
Money market funds (cash equivalents)	$ 30,098	$ 30,096	$ 38,093
Derivative assets:
Foreign currency exchange options	644	804
Assets fair value	30,742	30,900	38,093
Level 1
FAIR VALUE OF FINANCIAL INSTRUMENTS
Money market funds (cash equivalents)	30,098	30,096	38,093
Derivative assets:
Assets fair value	30,098	30,096	$ 38,093
Level 2
Derivative assets:
Foreign currency exchange options	644	804
Assets fair value	$ 644	$ 804